Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings (Gross Obligations by Remaining Contractual Maturity and Class of Collateral Pledged) (Detail) - JPY (¥)
¥ in Billions
	Sep. 30, 2019	Mar. 31, 2019
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	¥ 28,468	¥ 28,125
Payables under securities lending transactions	1,111	913
Obligations to return securities received as collateral	3,391	3,087
Total	32,970	32,125
Overnight and Open [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	8,368	3,892
Payables under securities lending transactions	1,061	913
Obligations to return securities received as collateral	3,046	2,572
Total	12,475	7,377
30 Days or Less [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	12,467	18,586
Payables under securities lending transactions	50
Obligations to return securities received as collateral	210	396
Total	12,727	18,982
31-90 Days [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	4,557	2,824
Obligations to return securities received as collateral	134	117
Total	4,691	2,941
Over 90 Days [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	3,076	2,823
Obligations to return securities received as collateral	1	2
Total	¥ 3,077	¥ 2,825